TCW/DW TERM TRUST 2003
Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS September 30, 1997

DEAR SHAREHOLDER:

For the six-month period ended September 30, 1997, TCW/DW Term Trust 2003's net asset value per share increased from $8.97 to $9.79. Based on this change, and including reinvestment of dividends totaling approximately $0.32 per share, the Trust's total return on net asset value for the period was
13.31 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) increased from $7.875 to $8.875 per share. Based on this change, and including reinvestment of dividends, the Trust's total return for the period was 17.00 percent. This strong investment performance is largely attributable to the Trust's market discount to net asset value narrowing from 12.2 percent to 9.3 percent during the fiscal year, as well as the impressive rally in the fixed-income markets.

THE MARKET

Propelled by reassuring inflation data, a declining federal budget deficit and a watchful Federal Reserve Board, the fixed-income sector posted strong returns during the year. However, some economists now doubt the market's ability to sustain this rally, noting recent indications that the pace of economic growth may be accelerating. Nonetheless, the Federal Reserve Board was not expected to raise interest rates at its September meeting and indeed the central bank did not alter its policy at that time.

Investor demand for mortgage-backed securities is strong and even though yield spreads have tightened, the sector has retained its yield advantage over other fixed-income securities. The Trust's investment adviser, TCW Funds Management, Inc. (TCW), believes that mortgage-backed yield spreads are positioned to remain relatively stable in the coming months provided the yield on the 10 year U.S. Treasury note does not fall below six percent, which would renew mortgage prepayment fears. Issuance of collateralized mortgage obligations (CMOs) in 1997 is now in excess of $100 billion, which has helped support the mortgage-backed market as a whole.

TCW/DW TERM TRUST 2003
LETTER TO THE SHAREHOLDERS, continued

THE PORTFOLIO

Approximately 68 percent of the Trust is invested in AAA-rated mortgage pass-through securities or CMOs with durations, average lives or expected maturity dates that correspond closely to the termination date of the Trust. An additional 20 percent is invested in inverse floating rate CMOs issued by U.S. government agencies. Inverse floaters have coupons that reset by a multiple in a direction opposite that of a specified index. The remaining 12 percent is invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role as the Trust seeks to achieve its objective of returning the original $10 offering price to shareholders at maturity. At September 30, 1997, the Trust's degree of leverage (the ratio of debt to assets) was 31 percent of total assets.

LOOKING AHEAD

TCW is generally positive regarding the mortgage-backed sector's long-term prospects. Although signs of robust economic activity have reappeared in recent months, real interest rates remain at historically high levels. (In the past, periods of strong bond market performance have correlated with high real rates of interest.) The Trust's net asset and NYSE market values will continue to fluctuate as both respond to changes in market conditions and interest rates.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the period, the Trust repurchased 2,984,500 shares of common stock at a weighted average market discount of
11.33 percent.

We appreciate your support of TCW/DW Term Trust 2003 and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                     COUPON    MATURITY
 THOUSANDS                                                                      RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (124.6%)
            U.S. GOVERNMENT AGENCIES (91.8%)
  $ 7,150   Federal Home Loan Mortgage Corp. 1409 S (PAC)  ..................  10.465+%  11/15/07     $ 6,910,904
   70,000   Federal Home Loan Mortgage Corp. 1465 G (PAC)++  ................   7.00     12/15/07      70,898,751
   11,000   Federal Home Loan Mortgage Corp. 1479 M (PAC)  ..................   7.50     10/15/22      10,924,617
    8,100   Federal Home Loan Mortgage Corp. 1498 N (PAC)++  ................   7.50     04/15/23       8,040,697
   11,600   Federal Home Loan Mortgage Corp. 1504 B (PAC)  ..................   7.00     12/15/22      11,395,620
   20,594   Federal Home Loan Mortgage Corp. 1505 LA  .......................   7.00     08/15/22      20,350,562
   21,675   Federal Home Loan Mortgage Corp. 1507 L  ........................   7.00     10/15/22      21,415,531
   11,289   Federal Home Loan Mortgage Corp. 1517 O (PAC)  ..................   7.50     01/15/23      11,208,789
    9,700   Federal Home Loan Mortgage Corp. 1522 K++  ......................   6.50     12/15/22       9,311,629
    2,406   Federal Home Loan Mortgage Corp. 1524 SA  .......................   8.50 +   05/15/08       2,405,374
    5,259   Federal Home Loan Mortgage Corp. 1527 QD ++  ....................   7.50     01/15/07       5,422,608
   17,099   Federal Home Loan Mortgage Corp. 1535 B  ........................   7.00     01/15/23      16,848,265
    8,166   Federal Home Loan Mortgage Corp. 1539 SA  .......................   7.40 +   06/15/08       7,185,975
   42,385   Federal Home Loan Mortgage Corp. 1542 N (PAC)++  ................   7.00     01/15/22      42,135,874
   38,223   Federal Home Loan Mortgage Corp. 1543 UG (PAC)++  ...............   7.00     01/15/23      37,965,874
   17,005   Federal Home Loan Mortgage Corp. 1544 M  ........................   7.774+   07/15/08      14,299,801
    8,461   Federal Home Loan Mortgage Corp. 1556 SA  .......................   9.308+   08/15/13       7,291,867
   12,360   Federal Home Loan Mortgage Corp. 1563 SA  .......................   7.936+   08/15/08      10,834,282
   16,914   Federal Home Loan Mortgage Corp. 1565 IB (TAC)  .................   5.425+   08/15/08      13,885,073
   17,355   Federal Home Loan Mortgage Corp. 1576 SA  .......................   5.129+   09/15/08      12,967,047
   32,363   Federal Home Loan Mortgage Corp. 1602 PW++  .....................   6.50     12/15/21      32,480,695
   13,168   Federal Home Loan Mortgage Corp. 1604 S  ........................   5.347+   11/15/08      12,373,007
   12,919   Federal Home Loan Mortgage Corp. 1606 KD (PAC)  .................   6.58 +   11/15/08      12,643,989
   39,760   Federal Home Loan Mortgage Corp. G 15 PA++  .....................   7.00     12/25/21      39,137,462
    6,710   Federal National Mortgage Assoc. 1993-101 SA (TAC)  .............   9.227+   06/25/08       6,808,442
    6,394   Federal National Mortgage Assoc. 1993-101 SB (TAC)  .............  10.701+   06/25/08       6,720,137
    4,526   Federal National Mortgage Assoc. 1993-114 SC  ...................   9.00 +   07/25/08       4,373,475
   32,200   Federal National Mortgage Assoc. 1993-121 B++  ..................   7.00     03/25/23      31,695,709
   19,250   Federal National Mortgage Assoc. 1993-135 S  ....................   6.035+   07/25/08      14,948,780
   12,570   Federal National Mortgage Assoc. 1993-135 SB  ...................   6.221+   06/25/08       9,820,137
   26,400   Federal National Mortgage Assoc. 1993-141 B++  ..................   7.00     04/25/23      25,985,623
    9,344   Federal National Mortgage Assoc. 1993-141 SA  ...................  10.00 +   03/25/23       9,560,295
   31,579   Federal National Mortgage Assoc. 1993-165 SM (TAC)  .............   6.743+   05/25/23      28,706,211
   11,305   Federal National Mortgage Assoc. 1993-173 S  ....................   5.55 +   09/25/08      10,253,220
   71,000   Federal National Mortgage Assoc. 1993-21 H (PAC)++  .............   7.00     03/25/22      71,759,870
   12,210   Federal National Mortgage Assoc. 1993-20 L  .....................   7.00     12/25/22      12,012,391
    7,210   Federal National Mortgage Assoc. 1993-24 C (PAC)  ...............   7.50     09/25/22       7,372,225
   26,250   Federal National Mortgage Assoc. 1993-206 N++  ..................   6.50     11/25/23      25,277,062
    6,463   Federal National Mortgage Assoc. 1993-233 J  ....................   6.00     06/25/08       6,321,315

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON    MATURITY
 THOUSANDS                                                                      RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
   $11,038  Federal National Mortgage Assoc. 1993-40 K  .....................   7.00 %   04/25/08   $ 10,952,228
    15,398  Federal National Mortgage Assoc. 1993-41 C (PAC)  ...............   7.00     03/25/21     15,356,370
     9,907  Federal National Mortgage Assoc. 1993-63 SD (TAC)  ..............   8.009+   05/25/08      8,940,840
     4,854  Federal National Mortgage Assoc. 1993-65 SC  ....................   8.733+   06/25/12      4,581,311
    15,947  Federal National Mortgage Assoc. 1993-72 S  .....................   7.079+   05/25/08     13,649,345
    12,823  Federal National Mortgage Assoc. 1993-72 SA  ....................   8.75 +   05/25/08     12,354,256
     6,579  Federal National Mortgage Assoc. 1993-86 SD  ....................  10.116+   05/25/08      6,554,329
     9,019  Federal National Mortgage Assoc. 1993-93 SA  ....................  10.261+   05/25/08      9,044,593
    13,292  Federal National Mortgage Assoc. 1993-95 SE  ....................  10.287+   06/25/08     13,383,083
    10,000  Federal National Mortgage Assoc. 1993-98 N  .....................   7.00     06/25/23      9,996,800
    13,093  Federal National Mortgage Assoc. 1993-196 SA  ...................   8.003+   10/25/08     11,877,374
    35,400  Federal National Mortgage Assoc. G 1993-26 A++  .................   7.00     07/25/23     34,890,695
                                                                                                   --------------
            TOTAL U.S. GOVERNMENT AGENCIES
            (Identified Cost $882,294,176)  ......................................................   861,530,409
                                                                                                   --------------
            PRIVATE ISSUES (32.8%)
     7,165  Bear Stearns Mortgage Securities, Inc. 1993-6 A7 (PAC)  .........   7.10     06/25/24      7,241,522
    14,026  Bear Stearns Mortgage Securities, Inc. 1993-8 A7 (PAC)  .........   7.50     08/25/24     14,470,589
    54,416  Bear Stearns Mortgage Securities, Inc. 1993-8 A11 (TAC)  ........   7.50     08/25/24     54,168,206
    25,800  Chase Mortgage Finance Corp. 1993-G A10 (PAC)  ..................   7.00     05/25/24     25,165,588
     4,784  First Boston Mortgage Securities Corp. 1993-5 A15  ..............   7.30     03/25/09      4,908,912
    36,683  General Electric Capital Mortgage Services 1994-1 A8  ...........   6.50     01/25/24     34,351,542
    14,252  Prudential Home Mortgage Securities 1993-23 A12 (PAC)  ..........   6.50     07/25/08     13,659,353
    27,363  Prudential Home Mortgage Securities 1993-35 A12  ................   6.75     09/25/08     26,542,146
    18,000  Prudential Home Mortgage Securities 1993-60 A3 (PAC)  ...........   6.75     12/25/23     16,944,869
    36,408  Resolution Funding Mortgage Securities I 1993-S 40 A8 (TAC)  ....   6.75     11/25/23     35,171,526
     5,315  Ryland Mortgage Securities Corp. 1993-3 7 (PAC)  ................   6.712    08/25/08      5,120,180
    28,218  Salomon Brothers Mortgage Securities VII Inc. 1993-3 A7C  .......   7.20     08/25/23     28,663,438
    40,500  Salomon Brothers Mortgage Securities VII Inc. 1993-5 A4  ........   7.362*   10/25/18     40,893,227
                                                                                                   --------------
            TOTAL PRIVATE ISSUES
            (Identified Cost $310,229,093)  ......................................................   307,301,098
                                                                                                   --------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Identified Cost $1,192,523,269)  .................................................... 1,168,831,507
                                                                                                   --------------
            U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH SECURITIES (1.7%)
     9,989  Federal Home Loan Mortgage Corp. PC Gold++  .....................   6.00     06/01/08      9,741,927
     2,173  Federal National Mortgage Assoc.  ...............................   5.50     02/01/09      2,073,672
     4,010  Federal National Mortgage Assoc.  ...............................   7.00     08/01/08      4,047,870
                                                                                                   --------------
            TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH SECURITIES
            (Identified Cost $16,108,441)  ........................................................   15,863,469
                                                                                                   --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON    MATURITY
 THOUSANDS                                                                      RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (16.6%)
            Educational Facilities Revenue (3.6%)
  $ 5,000   Maricopa County Unified School District #41, Arizona, Gilbert
             Refg (FGIC) ....................................................   0.00%    01/01/03   $  3,951,700
    6,465   Maricopa County Unified School District #97, Arizona,
             Deer Valley Refg (Secondary MBIA)  .............................   0.00     07/01/04      4,746,086
    6,000   Maricopa County Unified School District #28, Arizona,
             Kyrene Elementary Refg Ser 1993 B (FGIC)  ......................   0.00     07/01/04      4,404,720
   11,445   Houston Independent School District, Texas, Refg  ...............   0.00     08/15/04      8,327,038
            Spring Independent School District, Texas,
    8,205    Refg Ser 1993  .................................................   0.00     02/15/03      6,432,392
    8,100    Refg Ser 1993  .................................................   0.00     02/15/04      6,031,260
                                                                                                    --------------
                                                                                                      33,893,196
                                                                                                    --------------
            Electric Revenue (4.0%)
   12,840   Austin, Texas, Combined Ser A (MBIA) ............................   0.00     11/15/02     10,206,131
    5,200   Lower Colorado River Authority, Texas, Jr Lien 4th Ser (FGIC)  ..   0.00     01/01/04      3,893,864
            San Antonio, Texas,
   12,700    Electric & Gas Refg Ser A (AMBAC)  .............................   0.00     02/01/03      9,973,818
   17,500    Electric & Gas Refg Ser A (AMBAC)  .............................   0.00     02/01/04     13,053,950
                                                                                                    --------------
                                                                                                      37,127,763
                                                                                                    --------------
            General Obligation (4.3%)
   19,650   North Slope Boro, Alaska, Ser 1992 A (MBIA)  ....................   0.00     06/30/02     15,846,939
    5,000   Scottsdale, Arizona, Refg (Secondary MBIA)  .....................   0.00     07/01/04      3,670,600
            Port of Oakland, California,
    3,000    Refg Ser 1993 F (MBIA)  ........................................   0.00     11/01/03      2,295,030
    3,500    Refg Ser 1993 F (MBIA)  ........................................   0.00     11/01/04      2,544,570
    6,500   New Orleans, Louisiana, Refg (AMBAC)  ...........................   0.00     09/01/04      4,735,510
   16,000   Pennsylvania, Second Ser 1992 (Secondary MBIA)  .................   0.00     07/01/04     11,738,080
                                                                                                    --------------
                                                                                                      40,830,729
                                                                                                    --------------
            Hospital Revenue (0.8%)
   10,000   California Statewide Communities Development Authority,
             UniHealth Ser A (AMBAC)  .......................................   0.00     10/01/04      7,272,500
                                                                                                    --------------
            Other Revenue (1.7%)
    5,460   Rosemont, Illinois, Tax Increment Ser C-3 (FGIC)  ...............   0.00     12/01/03      4,116,731
   16,040   Texas State Public Finance Authority, Refg Ser 1990 (MBIA)  .....   0.00     02/01/05     11,383,107
                                                                                                    --------------
                                                                                                      15,499,838
                                                                                                    --------------
            Water & Sewer Revenue (2.2%)
            Houston, Texas,
   10,000    Water & Sewer Jr Lien Ser C (AMBAC)  ...........................   0.00     12/01/03      7,562,600
   18,640    Water & Sewer Jr Lien Ser C (AMBAC)  ...........................   0.00     12/01/04     13,378,487
                                                                                                    --------------
                                                                                                      20,941,087
                                                                                                    --------------
            TOTAL MUNICIPAL BONDS (Identified Cost $147,356,799)  .................................  155,565,113
                                                                                                    --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON    MATURITY
 THOUSANDS                                                                      RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS (0.6%)
            U.S. GOVERNMENT AGENCY (a) (0.2%)
  $ 1,600   Federal Home Loan Mortgage Corp.
             (Amortized Cost $1,598,295)  ...................................   5.48%    10/08/97  $    1,598,295
                                                                                                   --------------
            REPURCHASE AGREEMENT (0.4%)
    4,253   The Bank of New York (dated 09/30/97; proceeds $4,253,732) (b)
             (Identified Cost $4,253,112)  ..................................   5.25     10/01/97       4,253,112
                                                                                                   --------------
            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost $5,851,407)  ........................................................      5,851,407
                                                                                                   --------------
            TOTAL INVESTMENTS (Identified Cost $1,361,839,916) (c)  ....................  143.5 %   1,346,111,496
            LIABILITIES IN EXCESS OF OTHER ASSETS  .....................................  (43.5)     (407,950,040)
                                                                                                   --------------
            NET ASSETS  ................................................................  100.0 %  $  938,161,456
                                                                                          =====    ==============

------------
PC        Participation Certificate.
PAC       Planned Amortization Class.
TAC       Targeted Amortization Class.
+ Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.
++ Some or all of these securities are pledged in connection with reverse repurchase agreements.
* Floating rate security. Rate shown is the rate in effect at September 30, 1997.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $3,687,651 U.S. Treasury Bond 7.875% due 02/15/21 valued at $4,338,174.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $13,189,261 and the aggregate gross unrealized depreciation is $28,917,681, resulting in net unrealized depreciation of $15,728,420.

Bond Insurance:
--------------
AMBAC     AMBAC Indemnity Corporation.
FGIC      Financial Guaranty Insurance Company.
MBIA      Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $1,361,839,916)......................................  $1,346,111,496
Interest receivable ...................................................       6,771,175
Deferred organizational expenses ......................................           3,642
Prepaid expenses.......................................................          74,093
                                                                         --------------
  TOTAL ASSETS ........................................................   1,352,960,406
                                                                         --------------
LIABILITIES:
Reverse repurchase agreements..........................................     411,966,000
Payable for:
  Interest.............................................................       1,744,994
  Shares of beneficial interest repurchased............................         426,550
  Management fee.......................................................         318,683
  Investment advisory fee..............................................         212,456
Accrued expenses ......................................................         130,267
Contingencies (Note 9).................................................        --
                                                                         --------------
  TOTAL LIABILITIES....................................................     414,798,950
                                                                         --------------
  NET ASSETS...........................................................  $  938,161,456
                                                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital........................................................  $  923,928,337
Net unrealized depreciation............................................     (15,728,420)
Accumulated undistributed net investment income........................      35,429,048
Accumulated net realized loss .........................................      (5,467,509)
                                                                         --------------

  NET ASSETS...........................................................  $  938,161,456
                                                                         ==============

NET ASSET VALUE PER SHARE,
 95,813,240 shares outstanding (unlimited shares authorized of $.01
 par value)............................................................  $         9.79
                                                                         ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended September 30, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME .........................   $ 47,726,915
                                           -------------
EXPENSES
Management fee ..........................      1,792,683
Investment advisory fee .................      1,195,122
Transfer agent fees and expenses ........        165,493
Professional fees .......................         56,928
Shareholder reports and notices  ........         44,831
Insurance expenses ......................         44,786
Registration fees .......................         42,729
Trustees' fees and expenses..............         15,589
Organizational expenses .................          3,170
Other....................................         47,763
                                           -------------
  TOTAL OPERATING EXPENSES...............      3,409,094
Interest expense.........................     11,535,846
                                           -------------
  TOTAL EXPENSES.........................     14,944,940
                                           -------------
  NET INVESTMENT INCOME..................     32,781,975
                                           -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss .......................       (752,116)
Net change in unrealized depreciation  ..     75,217,205
                                           -------------
  NET GAIN...............................     74,465,089
                                           -------------
NET INCREASE.............................   $107,247,064
                                           =============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE SIX      FOR THE YEAR
                                                           MONTHS ENDED         ENDED
                                                        SEPTEMBER 30, 1997  MARCH 31, 1997
------------------------------------------------------  ------------------ --------------
                                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................    $ 32,781,975      $ 69,139,319
Net realized loss .....................................        (752,116)          --
Net change in unrealized depreciation .................      75,217,205        (7,930,740)
                                                        ------------------ --------------
  NET INCREASE.........................................     107,247,064        61,208,579
Dividends from net investment income...................     (30,724,457)      (59,785,102)
Net decrease from transactions in shares of beneficial
 interest..............................................     (24,979,007)      (48,504,089)
                                                        ------------------ --------------
  NET INCREASE (DECREASE)..............................      51,543,600       (47,080,612)
NET ASSETS:
Beginning of period....................................     886,617,856       933,698,468
                                                        ------------------ --------------
  END OF PERIOD
  (Including undistributed net investment income of
  $35,429,048 and $33,371,530, respectively) ..........    $938,161,456      $886,617,856
                                                        ================== ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, continued

STATEMENT OF CASH FLOWS
For the six months ended September 30, 1997 (unaudited)

INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income ................................................    $ 32,781,975
Adjustments to reconcile net investment income to net cash provided by operating activities:
Decrease in receivables and other assets related to operations  ......         228,877
Increase in payables related to operations ...........................         376,052
Net amortization of discount/premium .................................      (3,869,928)
                                                                        --------------
  NET CASH PROVIDED BY OPERATING ACTIVITIES ..........................      29,516,976
                                                                        --------------
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Purchases of investments .............................................        (999,953)
Principal prepayments/sales of investments ...........................      33,064,291
Net sales of short-term investments...................................         487,100
                                                                        --------------
  NET CASH PROVIDED BY INVESTING ACTIVITIES ..........................      32,551,438
                                                                        --------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
Net payments for shares of beneficial interest repurchased  ..........     (24,953,957)
Net payments for maturities of reverse repurchase agreements  ........      (6,390,000)
Dividends to shareholders from net investment income .................     (30,724,457)
                                                                        --------------
  NET CASH USED FOR FINANCING ACTIVITIES..............................     (62,068,414)
                                                                        --------------
NET INCREASE (DECREASE) IN CASH ......................................              --
CASH BALANCE AT BEGINNING OF PERIOD ..................................              --
                                                                        --------------
CASH BALANCE AT END OF PERIOD ........................................    $         --
                                                                        ==============
Cash paid during the period for interest .............................    $ 11,187,410
                                                                        ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Term Trust 2003 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on January 20, 1993 and commenced operations on April 29, 1993. The Trust will distribute substantially all of its net assets on or about December 31, 2003 and will then terminate.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses in the amount of approximately $31,600 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Trust pays the Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.

Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued

Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended September 30, 1997 were $33,064,291.

Dean Witter Trust FSB, an affiliate of the Manager, is the Trust's transfer agent. At September 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $42,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                            CAPITAL
                                                                                                            PAID IN
                                                                                            PAR VALUE      EXCESS OF
                                                                               SHARES       OF SHARES      PAR VALUE
                                                                           -------------- ------------  --------------
Balance, March 31, 1996 ..................................................   105,139,640    $1,051,396   $996,360,037
Treasury shares purchased and retired (weighted average discount 14.66%)*.    (6,341,900)      (63,419)   (48,440,670)
                                                                           -------------- ------------  --------------
Balance, March 31, 1997 ..................................................    98,797,740       987,977    947,919,367
Treasury shares purchased and retired (weighted average discount 11.33%)*.    (2,984,500)      (29,845)   (24,949,162)
                                                                           -------------- ------------  --------------
Balance, September 30, 1997 ..............................................    95,813,240    $  958,132   $922,970,205
                                                                           ============== ============  ==============

------------

* The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At March 31, 1997 the Trust had a net capital loss carryover of approximately $4,715,000 which will be available to offset future capital gains to the extent provided by regulations.

7. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued

becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Trust securities with a market value in excess of the Trust's obligation under the contract. At September 30, 1997, securities valued at $430,296,181 were pledged as collateral.

At September 30, 1997, the reverse repurchase agreements outstanding were $411,966,000 with a weighted interest rate of 5.60% maturing within 63 days. The maximum and average daily amounts outstanding during the period were $418,356,000 and $404,103,590, respectively. The weighted average interest rate during the period was 5.62%.

8. DIVIDENDS

The Trust declared the following dividends from net investment income:

    DECLARATION      AMOUNT PER        RECORD           PAYABLE
        DATE            SHARE           DATE             DATE
------------------  ------------ ----------------  ----------------
 September23,1997      $0.0525     October3,1997    October17,1997
 October 28, 1997      $0.0525     November7,1997   November21,1997

9. LITIGATION

Four purported class actions have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants but not against the Trust by certain shareholders of the Trust and other trusts for which the defendants act in similar capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. The defendants thereafter filed answers and affirmative defenses to the consolidated amended complaint. The defendants' answers deny all of the material allegations of the plaintiffs' complaint. In 1996, the plaintiffs voluntarily dismissed, without prejudice, their claims against two defendants who were independent Trustees of the Trust. In March 1997, all of the remaining defendants in the litigation filed motions for judgement on the pleadings, seeking dismissal of all of the claims asserted against them. The defendants' motions were fully briefed by all parties and were the subject of a hearing before the Court on April 18, 1997. In July, 1997, the Court denied the motion for judgement on the pleadings. Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW TERM TRUST 2003
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                      FOR THE PERIOD
                                                        FOR THE SIX     FOR THE YEAR ENDED MARCH 31,  APRIL 29, 1993*
                                                       MONTHS ENDED     ----------------------------      THROUGH
                                                    SEPTEMBER 30, 1997   1997       1996       1995    MARCH 31, 1994
----------------------------------------------------------------------------------------------------------------------
                                                        (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............       $ 8.97         $ 8.88   $ 7.96    $  8.81        $ 9.40
                                                    ------------------ --------  -------- ----------  ---------------
Net investment income..............................         0.35           0.70     0.63       0.71          0.66
Net realized and unrealized gain (loss)............         0.76          (0.10)    0.76      (0.88)        (0.62)
                                                    ------------------ --------  -------- ----------  ---------------
Total from investment operations...................         1.11           0.60     1.39      (0.17)         0.04
                                                    ------------------ --------  -------- ----------  ---------------
Less dividends and distributions from:
 Net investment income.............................        (0.32)         (0.59)   (0.54)     (0.62)        (0.62)
 Net realized gain ................................         --             --       --        (0.06)         --
                                                    ------------------ --------  -------- ----------  ---------------
Total dividends and distributions .................        (0.32)         (0.59)   (0.54)     (0.68)        (0.62)
                                                    ------------------ --------  -------- ----------  ---------------
Anti-dilutive effect of acquiring treasury shares           0.03           0.08     0.07       --            --
                                                    ------------------ --------  -------- ----------  ---------------
Less offering costs charged against capital  ......         --             --       --         --           (0.01)
                                                    ------------------ --------  -------- ----------  ---------------
Net asset value, end of period.....................       $ 9.79         $ 8.97   $ 8.88    $  7.96        $ 8.81
                                                    ================== ========  ======== ==========  ===============
Market value, end of period .......................       $8.875         $7.875   $ 7.25    $  6.75        $8.875
                                                    ================== ========  ======== ==========  ===============
TOTAL INVESTMENT RETURN+ ..........................        17.00%(1)      17.22%   15.39%    (17.00)%       (4.33)%(1)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses.................................         0.74%(2)       0.74%    0.77%      0.76%         0.73%(2)
Interest expense...................................         2.52%(2)       2.42%    2.36%      2.42%         1.06%(2)
Total expenses.....................................         3.26%(2)       3.16%    3.13%      3.18%         1.79%(2)
Net investment income..............................         7.15%(2)       7.57%    6.98%      9.37%         7.61%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ............         $938           $887     $934       $882          $976
Portfolio turnover rate ...........................         --             --          1%      --  ++          53%(1)

------------
*      Commencement of operations.
+ Total investment return is based upon the current market value on the first day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
++     Less than 0.5%.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Philip A. Barach
Vice President

Jeffrey E. Gundlach
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


TCW/DW

TERM TRUST
2003


[GRAPHIC OMITTED]


SEMIANNUAL REPORT
SEPTEMBER 30, 1997